INCOME TAXES - Reconciliation of Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Earnings before income taxes	$ 196,079	$ 79,767
Computed income tax expense at Canadian statutory rates (25%)	49,020	19,942
Non-deductible expenses	6,683	3,697
Foreign tax rate differential	5,484	(491)
Current and deferred Ontario Mining Tax	9,814	8,442
Tax benefit not recognized	0	570
Renouncement of flow through expenditures (note 24(a))	2,990	1,229
Revision in estimates	(1,953)	282
Recognition of previously unrecognized deferred tax assets	(40,471)	0
Withholding tax	7,406	0
Other	(224)	(639)
Income tax expense	38,749	33,032
Current income tax expense	44,223	(2,800)
Deferred tax (recovery) expense	$ (5,474)	$ 30,232
Applicable tax rate	25.00%